Intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets and goodwill
9. Intangible assets and goodwill
a)Intangible assets

	Note	Computer software	Trademarks	Technologies	Partner and merchant relationships	Total intangible assets	Goodwill
		$	$	$	$	$	$
Cost
Balance as at December 31, 2019		37,030	9,519	196,956	251,228	494,733	768,497
Acquisitions		14,448	—	—	—	14,448	—
Acquisition through business combinations	4	—	—	63,093	103,503	166,596	198,439
Disposal		(4,183)	(196)	(3,267)	(2,572)	(10,218)	(7,664)
Effect of movements in exchange rates		820	—	3,220	5,173	9,213	10,548
Balance as at December 31, 2020		48,115	9,323	260,002	357,332	674,772	969,820
Acquisitions		25,217	—	95	—	25,312	—
Acquisition through business combinations	4	—	2,618	147,198	122,232	272,048	172,472
Settlement of advances to a third party	7	—	—	—	23,687	23,687	—
Effect of movements in exchange rates		(178)	(6)	(4,963)	(8,141)	(13,288)	(15,524)
Balance as at December 31, 2021		73,154	11,935	402,332	495,110	982,531	1,126,768

Accumulated amortization
Balance as at December 31, 2019		10,473	4,584	9,171	62,125	86,353	—
Amortization		10,861	3,216	13,454	37,021	64,552	—
Disposal		—	(54)	(182)	(143)	(379)	—
Effect of movements in exchange rates		—	—	1	13	14	—
Balance as at December 31, 2020		21,334	7,746	22,444	99,016	150,540	—
Amortization		11,976	1,057	22,589	49,395	85,017	—
Effect of movements in exchange rates		—	—	(271)	(355)	(626)	—
Balance as at December 31, 2021		33,310	8,803	44,762	148,056	234,931	—

Carrying amounts
At December 31, 2020		26,781	1,577	237,558	258,316	524,232	969,820
At December 31, 2021		39,844	3,132	357,570	347,054	747,600	1,126,768
b)Goodwill impairment test
For the years ended December 31, 2021 and 2020, the Company performed its annual impairment test of goodwill. For the purposes of impairment testing, goodwill has been allocated to the Company’s CGUs, which represent the lowest level within the Company at which goodwill is monitored for internal management purposes, as follows:

		Nuvei Corporation [1]	Digital Payments [2]	Credit Guard	Loan Payment Pro	Total
	Notes	$	$	$	$	$
Balance as at December 31, 2019		313,560	431,890	7,664	15,383	768,497
Disposal of subsidiary		—	—	(7,664)	—	(7,664)
Acquisitions through business combinations	4	—	198,439	—	—	198,439
Effect of movements in exchange rates		—	10,548	—	—	10,548
Balance as at December 31, 2020		313,560	640,877	—	15,383	969,820
Acquisitions through business combinations	4	60,178	112,294	—	—	172,472
Effect of movements in exchange rates		—	(15,524)	—	—	(15,524)
Balance as at December 31, 2021		373,738	737,647	—	15,383	1,126,768
[1] Includes the acquisitions of Base and Mazooma (note 4)
[2] Includes the acquisitions of Smart2Pay, Simplex and Paymentez (note 4)
The Company determined the recoverable amounts of the CGUs based on the fair value less costs of disposal method, estimated using a market approach. The Company concluded that the recoverable amount of the CGUs subject to the annual test was greater than their carrying amount. As such, no impairment charge was recorded during 2021 and 2020.
The fair values were based on a multiple applied to forecasted adjusted EBITDA (earnings before interest, taxes, depreciation and amortization) for the next year, which takes into account financial forecasts approved by senior management. The key assumptions for the fair value less costs of disposals method include estimated sales volumes, input costs, and selling, general and administrative expenses in determining future forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market data for comparable companies. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. No reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill.